Remuneration and other benefits paid to the Bank's directors and senior managers - Conflicts of interest and other (Details)	12 Months Ended
Dec. 31, 2017 individual Vote shares
Members of the board of directors and persons related to them
Conflict of interest and other information
Number of key personnel with conflicts of interest | individual	0
Other directors
Conflict of interest and other information
Number of abstentions | Vote	86
Number of abstentions, appointments | Vote	27
Number of abstentions, remuneration or extension of loans | Vote	25
Number of abstentions, financing transactions | Vote	22
Number of abstentions, status verification | Vote	12
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Bankinter, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	5,179,932
Mr. Bruce Carnegie-Brown | Moneysupermarket.com Group plc | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	0
Mr. Bruce Carnegie-Brown | Lloyd's Of London Ltd | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	0
Mr. Rodrigo Echenique Gordillo | Mitsubishi UFJ Financial Group | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	17,500
Mr. Guillermo de la Dehesa Romero | The Goldman Sachs Group, Inc. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	19,546
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Bankinter, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	6,929,853
Francisco Javier Botin Sanz De Sautuola Y O'Shea | JB Capital Markets Sociedad de Valores, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	2,077,198
Mrs. Esther Gimenez-Salinas i Colomer | Gawa Capital Partners, S.L. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	0
Mr. Ramiro Mato Garca Ansorena | BNP Paribas | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	13,806